INCOME TAXES	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
INCOME TAXES
INCOME TAXES

NOTE 8 – INCOME TAXES

We are a taxable cooperative subject to federal and state taxation. As a taxable electric cooperative, we are allowed a tax exclusion for margins allocated as patronage capital. We utilize the liability method of accounting for income taxes. Accordingly, changes in deferred tax assets or liabilities result in the establishment of a regulatory asset or liability. A regulatory asset or liability associated with deferred income taxes generally represents the future increase or decrease in income taxes payable that will be settled or received through future rate revenues. We had no income tax expense or benefit for the three months ended March 31, 2016 and 2015.

NOTE 7 – INCOME TAXES

We had no income tax expense or benefit in 2015,  2014 and 2013.

The liability method of accounting for income taxes is utilized, whereby changes in deferred tax assets or liabilities result in the establishment of a regulatory asset or liability. A regulatory asset or liability associated with deferred income taxes generally represents the future increase or decrease in income taxes payable that will be received or settled through future rate revenues.

Under the liability method, deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and for income tax purposes.

Components of our net deferred tax liability are as follows (thousands):

	2015	2014
Deferred tax assets
Safe harbor lease receivables	$35,945	$38,218
Net operating loss carryforwards	152,936	131,935
Alternative minimum tax credit carryforwards	3,834	3,834
Deferred revenues	16,933	16,933
Colowyo Coal- coal contract intangible liability	2,341	3,547
Other	35,332	46,856
	247,321	241,323
Deferred tax liabilities
Basis differences- property, plant and equipment	160,494	152,497
Capital credits from other associations	38,663	36,790
Deferred debt prepayment transaction costs	66,020	69,266
Other	10,773	—
	275,950	258,553
Net deferred tax liability	$(28,629)	$(17,230)

The $11.4 million increase in the net deferred tax liability from $17.2 million at December 31, 2014 to $28.6 million at December 31, 2015 is not recognized as a tax expense in 2015 due to our regulatory accounting treatment of deferred taxes. Instead, the tax expense is deferred and reflected as an increase in the regulatory asset established for deferred income tax expense. The accounting for regulatory assets is discussed further in Note 2—Accounting for Rate Regulation. The regulatory asset account for deferred income tax expense has a balance of $28.6 million and $17.2 million at December 31, 2015 and 2014, respectively.

The reconciliation between the statutory federal income tax rate and the effective tax rate is as follows:

	2015	2014	2013
Federal income tax expense at statutory rate	35.00%	35.00%	35.00%
State income tax expense, net of federal benefit	2.63	2.63	2.63
Patronage exclusion	(37.63)	(37.63)	(37.63)
Asset retirement obligations	(0.58)	1.40	(6.74)
Postretirement medical actuarial gains and losses	(1.09)	2.44	0.18
Various book tax differences	2.84	4.52	8.93
Regulatory treatment of deferred taxes	(1.17)	(8.36)	(2.37)
Effective tax rate	0.00%	0.00%	0.00%

We had a taxable loss of $54.0 million for 2015. At December 31, 2015, we have a federal net operating loss carryforward of $406.4 million which, if not utilized, will expire between 2030 and 2035. The future reversal of existing temporary differences will more‑likely‑than‑not enable the realization of the net operating loss carryforward. We have $3.8 million of alternative minimum tax credit carryforwards at December 31, 2015 to offset future regular taxes payable and the credit carryforwards have no expiration date.

The authoritative guidance for income taxes addresses the determination of whether tax benefits claimed or expected to be claimed on a tax return should be recorded in the financial statements. We may recognize the tax benefit from an uncertain tax position only if it is more likely than not that the tax position will be sustained on examination by the taxing authorities, based on the technical merits of the position. The tax benefits recognized in the financial statements from such a position should be measured based on the largest benefit that has a greater than 50 percent likelihood of being realized upon ultimate settlement.

We file a U.S. federal consolidated income tax return and income tax returns in state jurisdictions where required. The statute of limitations remains open for federal and state returns for the years 2012 forward. We do not have any liabilities recorded for uncertain tax positions.